COMPANY BACKGROUND (Details) $ / shares in Units, $ in Thousands				3 Months Ended			12 Months Ended
	Jun. 27, 2020 aircraft	Jun. 26, 2020 aircraft	Dec. 13, 2019 USD ($) item $ / shares shares	Mar. 31, 2021 shares	Jun. 30, 2020 item	Mar. 31, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 $ / shares shares	Jan. 30, 2020 $ / shares
Warrants issued								9,482,606
Exercise price | $ / shares								$ 0.0005	$ 0.0005
Amazon Agreement
Term of agreement			6 years		2 years
Number of extension option | item			2		2
Term of each renewal option			2 years		180 days
Threshold term of agreement			10 years
Number of aircrafts operated | aircraft	12	10
Warrants issued			9,482,606					9,482,606
Exercise price | $ / shares			$ 15.17					$ 15.17
Warrants vested			632,183	189,652		0		632,183
Number of warrants that vest on achievement of each milestone			63,217				63,217
Milestone achievement for warrants to vest | $			$ 8,000				$ 8,000
Cumulative warrants vested				1,074,704			252,869